Document And Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Advance Auto Parts, Inc.
Entity Central Index Key	0001158449
Entity Emerging Growth Company	false
Entity File Number	001-16797
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	54-2049910
Entity Address, Address Line One	4200 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	(540)
Local Phone Number	362-4911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	AAP
Security Exchange Name	NYSE